Other Comprehensive Income And Accumulated Other Comprehensive Loss	6 Months Ended
Feb. 28, 2019
Other Comprehensive Income And Accumulated Other Comprehensive Loss [Abstract]
Other Comprehensive Income And Accumulated Other Comprehensive Loss

12. OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of other comprehensive income and the related income tax effects for the six months ended February 28, 2019 are as follows:

	Amount	Net
	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	1	1
Adjustment for hedged items recognized in the period	(1)	(1)
Share of other comprehensive income of associates	(6)	(6)
	(6)	(6)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	-	-
	(6)	(6)

Components of other comprehensive income and the related income tax effects for the six months ended February 28, 2018 are as follows:

	Amount	Income taxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	4	(1)	3
Adjustment for hedged items recognized in the period	3	(1)	2
Share of other comprehensive income of associates	5	-	5
	12	(2)	10
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	86	(23)	63
	98	(25)	73

Accumulated other comprehensive loss is comprised of the following:

	February 28, 2019	August 31, 2018
	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	-	-
Share of other comprehensive income of associates	12	18

Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	(57)	(57)
	(45)	(39)